October 17, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Keyco Bond Fund, Inc., File No. 811-02957

Dear Sir/Madam:

On behalf of Keyco Bond Fund, Inc., a registered investment company (the "Fund"), we hereby submit, via electronic filing, a preliminary proxy statement. The main purpose of this proxy is to solicit shareholder approval of: (i) election of five directors to serve until the next annual meeting of shareholders,; (ii) the appointment of Sanville & Company as the independent registered public accountants for the year ending September 30, 2024; (iii) a proposal to rename the Fund from Keyco Bond Fund, Inc. to Keyco Fund, Inc.; (iv) a non-binding proposal to approve the compensation of the Fund's named executive officers; (v) a non-binding proposal to recommend the frequency of shareholder advisory votes on the compensation of the Fund's named executive officers; and (vi) such other business as may properly come before the meeting or any adjournments thereof.

If you have any questions or comments related to this filing, please contact Parker Bridgeport at 614-469-3238 or JoAnn Strasser at 614-469-3265.

Very truly yours,

Parker Bridgeport